Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Balance	$ 4,210
Balance	8,458	$ 4,210
Leasehold improvements [member]
Statement [Line Items]
Balance	836
Balance	700	836
Right-of-use assets [member]
Statement [Line Items]
Balance	1,828
Balance	6,272	1,828
Other [member]
Statement [Line Items]
Balance	1,546
Balance	1,486	1,546
At Cost [member]
Statement [Line Items]
Balance	13,714	14,031
Additions	5,022	289
Disposals	(4)	(606)
Balance	18,732	13,714
At Cost [member] | Leasehold improvements [member]
Statement [Line Items]
Balance	4,004	4,382
Disposals		(378)
Balance	4,004	4,004
At Cost [member] | Right-of-use assets [member]
Statement [Line Items]
Balance	4,793	4,793
Additions	4,838
Balance	9,631	4,793
At Cost [member] | Other [member]
Statement [Line Items]
Balance	4,917	4,856
Additions	184	289
Disposals	(4)	(228)
Balance	5,097	4,917
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Balance	(9,504)	(8,522)
Disposals	4	606
Depreciation	(774)	(1,588)
Balance	(10,274)	(9,504)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Statement [Line Items]
Balance	(3,168)	(3,226)
Disposals		378
Depreciation	(136)	(320)
Balance	(3,304)	(3,168)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Statement [Line Items]
Balance	(2,965)	(2,196)
Depreciation	(394)	(769)
Balance	(3,359)	(2,965)
Accumulated depreciation and amortisation [member] | Other [member]
Statement [Line Items]
Balance	(3,371)	(3,100)
Disposals	4	228
Depreciation	(244)	(499)
Balance	$ (3,611)	$ (3,371)